UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number: ____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960

Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc.
Phone: (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal   Morris Township, New Jersey  April 26, 2013
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         128

Form 13F Information Table Value Total:         $3,577,710

                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Honeywell Capital Management LLC

                                   13F REPORT
                                 March 31, 2013
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.


COLUMN 1                    COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5                COLUMN 6   COLUMN 7         COLUMN 8
                              TITLE      CUSIP       VALUE        SHRS OR    SH/   PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     NUMBER     (x$1000)      PRN AMT    PRN   CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC                   SHS       G2554F113  $   26,074        384,350 SH   N/A     DEFINED   DEFINED     384,350
EATON CORP PLC                 SHS       G29183103  $   38,036        621,000 SH   N/A     DEFINED   DEFINED     621,000
CHECK POINT SOFTWARE
TECHN LT                       ORD       M22465104  $   16,569        352,600 SH   N/A     DEFINED   DEFINED     352,600
ADT CORP                       COM       00101J106  $   12,262        250,542 SH   N/A     DEFINED   DEFINED     250,542
AT&T INC                       COM       00206R102  $   57,053      1,555,000 SH   N/A     DEFINED   DEFINED   1,555,000
AIR PROD & CHEM INC            COM       009158106  $   34,430        395,200 SH   N/A     DEFINED   DEFINED     395,200
ALLERGAN INC                   COM       018490102  $   31,390        281,200 SH   N/A     DEFINED   DEFINED     281,200
ALTERA CORP                    COM       021441100  $   12,440        350,718 SH   N/A     DEFINED   DEFINED     350,718
ALTRIA GROUP INC               COM       02209S103  $   19,602        570,000 SH   N/A     DEFINED   DEFINED     570,000
AMERICAN EXPRESS CO            COM       025816109  $   24,286        360,000 SH   N/A     DEFINED   DEFINED     360,000
AMERICAN INTERNATIONAL
GROUP INC                      COM       026874784  $   23,447        604,000 SH   N/A     DEFINED   DEFINED     604,000
AMERIPRISE FINL INC            COM       03076C106  $   10,900        148,000 SH   N/A     DEFINED   DEFINED     148,000
ANALOG DEVICES INC             COM       032654105  $   12,785        275,000 SH   N/A     DEFINED   DEFINED     275,000
APACHE CORP                    COM       037411105  $   20,278        262,800 SH   N/A     DEFINED   DEFINED     262,800
APPLE INC                      COM       037833100  $  111,056        250,900 SH   N/A     DEFINED   DEFINED     250,900
ASTRAZENECA PLC           SPONSORED ADR  046353108  $   22,241        445,000 SH   N/A     DEFINED   DEFINED     445,000
AUTOZONE INC                   COM       053332102  $   17,855         45,000 SH   N/A     DEFINED   DEFINED      45,000
BB&T CORP                      COM       054937107  $   16,637        530,000 SH   N/A     DEFINED   DEFINED     530,000
BE AEROSPACE INC               COM       073302101  $  361,680      6,000,000 SH   N/A     DEFINED   DEFINED   6,000,000
BEAM INC                       COM       073730103  $   19,659        309,400 SH   N/A     DEFINED   DEFINED     309,400
BEMIS CO INC                   COM       081437105  $   14,126        350,000 SH   N/A     DEFINED   DEFINED     350,000
BERKSHIRE HATHAWAY
INC DEL                     CL B NEW     084670702  $   34,761        333,600 SH   N/A     DEFINED   DEFINED     333,600
BLACKSTONE GROUP LP       COM UNIT LTD   09253U108  $   41,394      2,092,700 SH   N/A     DEFINED   DEFINED   2,092,700
BOEING CO                      COM       097023105  $   15,882        185,000 SH   N/A     DEFINED   DEFINED     185,000
BORG WARNER INC                COM       099724106  $   13,302        172,000 SH   N/A     DEFINED   DEFINED     172,000
BRISTOL MYERS SQUIBB CO        COM       110122108  $   21,625        525,000 SH   N/A     DEFINED   DEFINED     525,000
BROADCOM CORP                 CL A       111320107  $   25,496        735,400 SH   N/A     DEFINED   DEFINED     735,400
CME GROUP INC                  COM       12572Q105  $    3,070         50,000 SH   N/A     DEFINED   DEFINED      50,000
CMS ENERGY CORP                COM       125896100  $   11,176        400,000 SH   N/A     DEFINED   DEFINED     400,000
CVS CAREMARK CORP              COM       126650100  $   44,052        801,100 SH   N/A     DEFINED   DEFINED     801,100
CAMERON INTL CORP              COM       13342B105  $   25,232        387,000 SH   N/A     DEFINED   DEFINED     387,000
CAPITAL ONE FINL CORP          COM       14040H105  $   25,947        472,200 SH   N/A     DEFINED   DEFINED     472,200
CARDINAL HEALTH INC            COM       14149Y108  $   45,004      1,081,300 SH   N/A     DEFINED   DEFINED   1,081,300
CAREFUSION CORP                COM       14170T101  $   13,115        374,815 SH   N/A     DEFINED   DEFINED     374,815
CARNIVAL CORP              PAIRED CTF    143658300  $    5,145        150,000 SH   N/A     DEFINED   DEFINED     150,000
CATERPILLAR INC                COM       149123101  $   10,871        125,000 SH   N/A     DEFINED   DEFINED     125,000
CELGENE CORP                   COM       151020100  $   24,666        212,800 SH   N/A     DEFINED   DEFINED     212,800
CHEVRON CORP                   COM       166764100  $   76,461        643,500 SH   N/A     DEFINED   DEFINED     643,500
CISCO SYSTEMS INC              COM       17275R102  $   43,702      2,090,000 SH   N/A     DEFINED   DEFINED   2,090,000
CITIGROUP INC                COM NEW     172967424  $   23,014        520,200 SH   N/A     DEFINED   DEFINED     520,200
CITRIX SYS INC                 COM       177376100  $   17,968        249,000 SH   N/A     DEFINED   DEFINED     249,000
COCA-COLA ENTERPRISES
INC NE                         COM       19122T109  $   18,669        505,650 SH   N/A     DEFINED   DEFINED     505,650
COLGATE-PALMOLIVE CO           COM       194162103  $   12,488        105,800 SH   N/A     DEFINED   DEFINED     105,800
COMCAST CORP NEW              CL A       20030N101  $   26,202        623,700 SH   N/A     DEFINED   DEFINED     623,700
CUMMINS INC                    COM       231021106  $   12,739        110,000 SH   N/A     DEFINED   DEFINED     110,000
DANAHER CORP                   COM       235851102  $   20,895        336,200 SH   N/A     DEFINED   DEFINED     336,200
DARDEN RESTAURANTS INC         COM       237194105  $   17,571        340,000 SH   N/A     DEFINED   DEFINED     340,000
WALT DISNEY CO                 COM       254687106  $   25,713        452,700 SH   N/A     DEFINED   DEFINED     452,700
DISCOVERY
COMMUNICATIONS NEW          COM SER A    25470F104  $    9,296        118,065 SH   N/A     DEFINED   DEFINED     118,065
DOLLAR GEN CORP NEW            COM       256677105  $   19,413        383,800 SH   N/A     DEFINED   DEFINED     383,800
DOW CHEMICAL CO                COM       260543103  $   16,398        515,000 SH   N/A     DEFINED   DEFINED     515,000
DUKE ENERGY CORP             COM NEW     26441C204  $   33,174        457,000 SH   N/A     DEFINED   DEFINED     457,000
EMC CORP                       COM       268648102  $   26,506      1,109,500 SH   N/A     DEFINED   DEFINED   1,109,500
EMERSON ELECTRIC CO            COM       291011104  $   31,287        560,000 SH   N/A     DEFINED   DEFINED     560,000
EXELON CORP                    COM       30161N101  $   12,168        352,900 SH   N/A     DEFINED   DEFINED     352,900
EXPRESS SCRIPTS HLDG CO        COM       30219G108  $   24,617        427,000 SH   N/A     DEFINED   DEFINED     427,000
EXXON MOBIL CORP               COM       30231G102  $   94,066      1,043,900 SH   N/A     DEFINED   DEFINED   1,043,900
FIDELITY NATL
INFORMATION SVCS INC           COM       31620M106  $   12,401        313,000 SH   N/A     DEFINED   DEFINED     313,000
FREEPORT-MCMORAN COPPER
& GOLD INC                     COM       35671D857  $    9,996        302,000 SH   N/A     DEFINED   DEFINED     302,000
GENERAL ELECTRIC CO            COM       369604103  $   57,227      2,475,200 SH   N/A     DEFINED   DEFINED   2,475,200
GLAXOSMITHKLINE PLC       SPONSORED ADR  37733W105  $   41,046        875,000 SH   N/A     DEFINED   DEFINED     875,000
GOLDMAN SACHS GROUP INC        COM       38141G104  $   16,187        110,000 SH   N/A     DEFINED   DEFINED     110,000
GOOGLE INC                    CL A       38259P508  $   39,543         49,800 SH   N/A     DEFINED   DEFINED      49,800
HALLIBURTON CO                 COM       406216101  $   14,144        350,000 SH   N/A     DEFINED   DEFINED     350,000
HEALTH CARE REIT INC           COM       42217K106  $   11,884        175,000 SH   N/A     DEFINED   DEFINED     175,000
HOME DEPOT INC                 COM       437076102  $   20,934        300,000 SH   N/A     DEFINED   DEFINED     300,000
INFORMATICA CORP               COM       45666Q102  $   11,985        347,700 SH   N/A     DEFINED   DEFINED     347,700
INTERCONTINENTALEXCHANGE
INC                            COM       45865V100  $   14,676         90,000 SH   N/A     DEFINED   DEFINED      90,000
JPMORGAN CHASE & CO            COM       46625H100  $   71,067      1,497,400 SH   N/A     DEFINED   DEFINED   1,497,400
JOHNSON & JOHNSON              COM       478160104  $   56,460        692,500 SH   N/A     DEFINED   DEFINED     692,500
JOY GLOBAL INC                 COM       481165108  $   10,892        183,000 SH   N/A     DEFINED   DEFINED     183,000
KRAFT FOODS GROUP INC          COM       50076Q106  $   19,581        380,000 SH   N/A     DEFINED   DEFINED     380,000
LAS VEGAS SANDS CORP           COM       517834107  $   19,604        347,900 SH   N/A     DEFINED   DEFINED     347,900
LAUDER ESTEE COS INC          CL A       518439104  $   21,514        336,000 SH   N/A     DEFINED   DEFINED     336,000
MARSH & MCLENNAN CO'S INC      COM       571748102  $   13,138        346,000 SH   N/A     DEFINED   DEFINED     346,000
MC DONALDS CORP                COM       580135101  $   52,437        526,000 SH   N/A     DEFINED   DEFINED     526,000
MCKESSON CORP                  COM       58155Q103  $   25,587        237,000 SH   N/A     DEFINED   DEFINED     237,000
MERCK & CO INC NEW             COM       58933Y105  $   46,220      1,045,000 SH   N/A     DEFINED   DEFINED   1,045,000
METLIFE INC                    COM       59156R108  $   23,124        608,200 SH   N/A     DEFINED   DEFINED     608,200
MICROSOFT CORP                 COM       594918104  $   21,040        735,400 SH   N/A     DEFINED   DEFINED     735,400
MICROCHIP TECHNOLOGY INC       COM       595017104  $   12,866        350,000 SH   N/A     DEFINED   DEFINED     350,000
MICRON TECH INC                COM       595112103  $   11,687      1,171,000 SH   N/A     DEFINED   DEFINED   1,171,000
MONDELEZ INTL INC              COM       609207105  $   44,231      1,445,000 SH   N/A     DEFINED   DEFINED   1,445,000
MONSANTO CO NEW                COM       61166W101  $   16,309        154,400 SH   N/A     DEFINED   DEFINED     154,400
MOSAIC CO NEW                  COM       61945C103  $   11,505        193,000 SH   N/A     DEFINED   DEFINED     193,000
NASDAQ OMX GROUP               COM       631103108  $   12,199        377,691 SH   N/A     DEFINED   DEFINED     377,691
NETAPP INC                     COM       64110D104  $   17,995        526,800 SH   N/A     DEFINED   DEFINED     526,800
NEXTERA ENERGY INC             COM       65339F101  $   38,040        489,700 SH   N/A     DEFINED   DEFINED     489,700
NIKE INC                      CL B       654106103  $   29,741        504,000 SH   N/A     DEFINED   DEFINED     504,000
NORFOLK SOUTHN CORP            COM       655844108  $   11,562        150,000 SH   N/A     DEFINED   DEFINED     150,000
NORTHEAST UTILITIES            COM       664397106  $   23,707        545,500 SH   N/A     DEFINED   DEFINED     545,500
OCCIDENTAL PETROLEUM CORP      COM       674599105  $   23,887        304,800 SH   N/A     DEFINED   DEFINED     304,800
ORACLE CORP                    COM       68389X105  $   27,573        852,600 SH   N/A     DEFINED   DEFINED     852,600
PNC FINANCIAL SERVICES
GROUP                          COM       693475105  $   40,964        616,000 SH   N/A     DEFINED   DEFINED     616,000
PARKER-HANNIFIN CORP           COM       701094104  $   10,990        120,000 SH   N/A     DEFINED   DEFINED     120,000
PEPSICO INC                    COM       713448108  $   53,478        676,000 SH   N/A     DEFINED   DEFINED     676,000
PFIZER INC                     COM       717081103  $   62,482      2,165,000 SH   N/A     DEFINED   DEFINED   2,165,000
PHILIP MORRIS INTL INC         COM       718172109  $   67,447        727,500 SH   N/A     DEFINED   DEFINED     727,500
PRICELINE COM INC            COM NEW     741503403  $   18,505         26,900 SH   N/A     DEFINED   DEFINED      26,900
PROCTER & GAMBLE               COM       742718109  $   19,535        253,500 SH   N/A     DEFINED   DEFINED     253,500
PRUDENTIAL FINL INC            COM       744320102  $   21,927        371,700 SH   N/A     DEFINED   DEFINED     371,700
QUALCOMM INC                   COM       747525103  $   42,319        632,100 SH   N/A     DEFINED   DEFINED     632,100
QUESTAR CORP                   COM       748356102  $   13,600        559,000 SH   N/A     DEFINED   DEFINED     559,000
RAYONIER INC                   COM       754907103  $   11,934        200,000 SH   N/A     DEFINED   DEFINED     200,000
SCHLUMBERGER LTD               COM       806857108  $   31,941        426,500 SH   N/A     DEFINED   DEFINED     426,500
SHIRE PLC                 SPONSORED ADR  82481R106  $   16,582        181,500 SH   N/A     DEFINED   DEFINED     181,500
SMITH A O CORP                 COM       831865209  $   12,875        175,000 SH   N/A     DEFINED   DEFINED     175,000
SOUTHWESTERN ENERGY CO         COM       845467109  $   19,062        511,600 SH   N/A     DEFINED   DEFINED     511,600
SPECTRA ENERGY CORP            COM       847560109  $   15,375        500,000 SH   N/A     DEFINED   DEFINED     500,000
STARBUCKS CORP                 COM       855244109  $   22,488        394,800 SH   N/A     DEFINED   DEFINED     394,800
STARWOOD HOTELS&RESORTS
WRLD                           COM       85590A401  $   17,233        270,400 SH   N/A     DEFINED   DEFINED     270,400
STERICYCLE INC                 COM       858912108  $   18,528        174,499 SH   N/A     DEFINED   DEFINED     174,499
SYMANTEC CORP                  COM       871503108  $   15,948        646,200 SH   N/A     DEFINED   DEFINED     646,200
TERADATA CORP DEL              COM       88076W103  $   14,628        250,000 SH   N/A     DEFINED   DEFINED     250,000
THERMO FISHER CORP             COM       883556102  $   24,094        315,000 SH   N/A     DEFINED   DEFINED     315,000
TIME WARNER CABLE INC          COM       88732J207  $   12,008        125,000 SH   N/A     DEFINED   DEFINED     125,000
TOTAL SA                  SPONSORED ADR  89151E109  $   14,394        300,000 SH   N/A     DEFINED   DEFINED     300,000
UNILEVER N V               N Y SHS NEW   904784709  $   20,500        500,000 SH   N/A     DEFINED   DEFINED     500,000
UNION PAC CORP                 COM       907818108  $   25,064        176,000 SH   N/A     DEFINED   DEFINED     176,000
UNITED PARCEL SERVICE INC     CL B       911312106  $   28,210        328,400 SH   N/A     DEFINED   DEFINED     328,400
UNITED TECHNOLOGIES CORP       COM       913017109  $   28,823        308,500 SH   N/A     DEFINED   DEFINED     308,500
VERIZON COMMUNICATIONS         COM       92343V104  $   19,660        400,000 SH   N/A     DEFINED   DEFINED     400,000
VIACOM INC NEW                CL B       92553P201  $   13,238        215,000 SH   N/A     DEFINED   DEFINED     215,000
VISA INC                    COM CL A     92826C839  $   18,597        109,500 SH   N/A     DEFINED   DEFINED     109,500
WALGREEN CO                    COM       931422109  $    9,588        201,100 SH   N/A     DEFINED   DEFINED     201,100
WASTE MGMT INC DEL             COM       94106L109  $   19,605        500,000 SH   N/A     DEFINED   DEFINED     500,000
WELLS FARGO & CO NEW           COM       949746101  $   45,757      1,237,000 SH   N/A     DEFINED   DEFINED   1,237,000
WHITING PETE CORP NEW          COM       966387102  $   12,456        245,000 SH   N/A     DEFINED   DEFINED     245,000

                                                    $3,577,710   $ 67,607,830